SUBSEQUENT EVENTS (Details Narrative) - USD ($)										3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 12, 2026	Jul. 31, 2026	Jul. 20, 2026	Jul. 17, 2026	Jul. 16, 2026	Jul. 06, 2026	Jul. 01, 2026	Jan. 26, 2026	Jan. 09, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 12, 2026	May 06, 2026	May 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Shares authorized										500,000,000			500,000,000	500,000,000				500,000,000
Common stock, par value										$ 0.0001			$ 0.0001	$ 0.0001				$ 0.0001
Restricted stock units										$ (1,400,456)	$ (4,704,128)	$ 1,131,710		$ 7,941,754
Finished goods														49,277
Raw Materials														0
Operating loss carryforwards														97,437,361				$ 0
Valuation allowance														164,952,382
Deferred tax assets														$ 148,845,231
U.S. federal statutory tax rate, percentage														21.00%
Common Class A [Member]
Subsequent Event [Line Items]
Shares authorized										500,000,000			500,000,000	500,000,000
Common stock, par value										$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Share price															$ 0.34
Restricted stock units
Equity Line of Credit Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued for services , price per share																	$ 10.00
Sale of stock													17,350,000
Sale of stock value											$ 2,944,118
Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued for services , price per share																	$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Short term financing description					The loan amount is equal to $400,000 with a 25% original issue discount. The note bears interest at ten percent (10%) per annum, payable monthly, with a non-amortizing two (2) month term. Interest is calculated on a 360-day year basis. The loan balance, including any accrued interest, is due in full 60 days after funding, with optional prepayment allowed without penalty. Default interest accrues at 18% per annum. The Company must make mandatory prepayments from (i) the first and any subsequent revenue collections from the sale of any products or services and (ii) the proceeds of any assets that are sold outside the ordinary course of business, until the loan is fully repaid.		The loan amount is equal to $1,000,000 with a 25% original issue discount. The note bears interest at ten percent (10%) per annum, payable monthly, with a non-amortizing two (2) month term. Interest is calculated on a 360-day year basis. The loan balance, including any accrued interest, is due in full 60 days after funding, with optional prepayment allowed without penalty. Default interest accrues at 18% per annum. The Company must make mandatory prepayments from (i) the first and any subsequent revenue collections and (ii) the proceeds of any assets that are sold outside the ordinary course of business, until the loan is fully repaid.
Debt instruments interest rate	18.00%
Common stock, par value								$ 0.0001
Subsequent Event, Description								In connection with and to support the Proposed Transaction, XCF agreed to invest $10,000,000 to convert and build out its New Rise Reno facility for sustainable aviation fuel blending and related corporate purposes, to be funded through the sale by XCF to EEME of $10,000,000 of Common Stock. Subsequently, EEME has purchased 69,000,000 shares of Common Stock for $6,900,000. The issuance and sale to EEME of the remaining 31,000,000 shares of Common Stock is expected to be consummated periodically during the period ending the week of March 31, 2026.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued for commitment fee						330,859
Non-refundable commitment fee shares	500,000
Common stock, par value	$ 0.0001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Non-refundable commitment fee shares	5,000,000
Subsequent Event [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued for commitment fee					500,000
Stock issued for services , price per share					$ 0.0001		$ 0.0001
Shares authorized					5,000,000		5,000,000
Subsequent Event [Member] | Warrant [Member] | Investor [Member]
Subsequent Event [Line Items]
Warrant purchase agreement				$ 99,000,000.0
Subsequent Event [Member] | Hollywood Horizons Inc [Member]
Subsequent Event [Line Items]
Short term debt discount rate					25.00%
Short term loan					$ 400,000
Purchase price					$ 3,000
Subsequent Event [Member] | Abri Capital Limited [Member]
Subsequent Event [Line Items]
Original issue discount rate	25.00%
Secured loan	$ 666,666
Debt instruments interest rate	10.00%
Maturity date	Aug. 20, 2026
Subsequent Event [Member] | Note and Security Agreement [Member]
Subsequent Event [Line Items]
Short term loan							$ 1,000,000
Subsequent Event [Member] | Note and Security Agreement [Member] | Brown Stone Capital [Member]
Subsequent Event [Line Items]
Short term debt discount rate							25.00%
Purchase price							$ 7,500
Debt instrument face amount							$ 1,000,000
Original issue discount rate							25.00%
Original issue discount rate							10.00%
Subsequent Event [Member] | Note and Security Agreement [Member] | Hollywood Horizons Inc [Member]
Subsequent Event [Line Items]
Short term debt discount rate					25.00%
Debt instrument face amount					$ 400,000
Original issue discount rate					25.00%
Original issue discount rate							10.00%
Subsequent Event [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued for commitment fee							500,000
Subsequent Event [Member] | Warrant Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued for commitment fee		50,000,000
Warrant purchase				6,891,798
Exercise price				$ 2.50
Stock issued for services, shares		$ 0.10
Subsequent Event [Member] | Warrant Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Initial warrant price				$ 1,000,000
Share price				$ 0.1451
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock value			$ 1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock			6,666,667
Subsequent Event [Member] | Transition Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001
Restricted stock units									$ 5,246,260